Insurance - Reconciliations of Net Incurred And Paid Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 116	$ 130	$ 142
Insurance lines other than short-duration	20	25	25
Acquired business included above	0	0	(119)
Total gross liability for unpaid claims and claim adjustment expense	158	177	70	$ 68
Financial Guarantee Insurance Product Line [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	96	105	111
Other Short-duration Insurance Product Line [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	20	25	31
Reinsurance recoverable on unpaid claims:	$ 22	$ 22	$ 22